Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Federal Home Loan Banks [Abstract]
Shareholders' Equity
14. SHAREHOLDERS’ EQUITY
Dividends
The Company’s quarterly dividends payments are as follows:

	2020		2021		2022
	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)
First quarter	$0.0875	$12,301	$0.0875	$12,222	$0.1250	$17,216
Second quarter	0.0875	12,301	0.0875	12,224	0.1250	16,523
Third quarter	0.0875	12,303	0.0875	12,227	0.1250	16,526
Fourth quarter	0.0875	12,089	0.1250	17,469	—	—

		$48,994		$54,142		$50,265

On November 2, 2015, the board of directors began declaring an annual dividend payable in four quarterly installments. The board of directors declared annual dividends of US$
1.40 and US$2.0 per ADS, equivalent to US$0.35 and US$0.5 per common share, payable in four quarterly installments on October 26, 2020 and October 25, 2021, respectively.

In accordance with the Merger Agreement with Maxlinear, the Company agreed to discontinue declaration of additional dividends.
Share Repurchase
On November 21, 2018, the board of directors of the Company authorized the repurchase of up to US$200 million of the Company’s ADSs over a 24 month period. On October 26, 2020, the board of directors of the Company authorized the extension of the expiration of this program to November 21, 2021. On December 7, 2021, the board of directors of the Company authorized the repurchase of up to US$200 million of the Company’s ADSs over a 6 month period.
For the years ended December 31, 2020, 2021 and 2022, the Company repurchased 626 thousand, 556 thousand and 1,627 thousand ADSs for a total cost of US$25,044 thousand, US$50,011 thousand and US$128,840 thousand, respectively. The weighted average purchase price per ADS repurchased was US$39.93, US$89.87 and US$79.18 in 2020, 2021 and 2022, respectively.